UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	June 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 22.4% (15.2% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	$ 280,110
250	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	280,182
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern	1/07 at 102.00	AAA	1,316,263
	Art, Series 1996A, 5.500%, 1/01/21 - AMBAC Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	4,209,680
	History, Series 1997A, 5.650%, 4/01/22 - MBIA Insured
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National	No Opt. Call	AAA	556,050
	Tennis Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,120,120
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	1,175,450
	Facilities, Series 1993A, 5.500%, 5/15/19 - AMBAC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	AAA	2,628,186
	City University System, Series 1993A, 5.750%, 7/01/18 - FSA Insured
3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New School for Social	7/07 at 102.00	AAA	3,217,260
	Research, Series 1997, 5.750%, 7/01/26 - MBIA Insured
5,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998,	7/08 at 101.00	Aaa	5,268,800
	5.000%, 7/01/21 - AMBAC Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/15 at 100.00	AAA	2,125,888
	Community Colleges, Series 2005A, 5.000%, 7/01/19 - FGIC Insured
450	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	530,712
	2005A, 5.500%, 7/01/18 - FGIC Insured
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A,	7/10 at 101.00	AAA	2,689,765
	0.000%, 7/01/24 - MBIA Insured
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series
	2001-1:
1,500	5.500%, 7/01/24 - AMBAC Insured	No Opt. Call	AAA	1,791,915
500	5.500%, 7/01/40 - AMBAC Insured	No Opt. Call	AAA	618,530
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series	7/11 at 100.00	AAA	867,121
	2001, 5.000%, 7/01/20 - AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	1,396,695
	Facilities, Series 2002A, 5.000%, 5/15/16 - FGIC Insured

	Healthcare - 20.2% (13.7% of Total Investments)
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,113,870
	2002A, 5.500%, 2/15/17 - FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
1,625	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,787,549
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,100,030
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Ellis	8/05 at 102.00	AAA	3,066,360
	Hospital, Series 1995, 5.600%, 8/01/25 - MBIA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series 1997,	1/08 at 102.00	AAA	1,605,060
	5.250%, 7/01/17 - FSA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York	2/08 at 101.00	AAA	2,970,557
	and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
1,205	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,291,688
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured
2,465	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	2,756,486
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	2,957,611
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	3,255,420
	Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 - MBIA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	3,715,270
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,490,524
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

	Housing/Multifamily - 3.3% (2.2% of Total Investments)
2,165	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	2,320,815
	2005A, 5.000%, 7/01/25 - FGIC Insured
2,035	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	2,133,881
	1996A, 6.125%, 11/01/20 - FSA Insured

	Long-Term Care - 1.5% (0.9% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	1,110,730
	6.000%, 8/01/24 - MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2001A,	7/11 at 102.00	AAA	906,823
	5.000%, 7/01/26 - FSA Insured

	Tax Obligation/General - 15.5% (10.5% of Total Investments)
	Erie County, New York, General Obligation Bonds, Series 2003A:
500	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	557,105
500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	555,255
600	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	664,176
600	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	662,052
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	354,633
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 -	No Opt. Call	AAA	244,724
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 - FGIC	2/08 at 101.00	AAA	2,127,320
	Insured
2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004I 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	2,749,775
	Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA	No Opt. Call	AAA	2,241,620
	Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
650	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	721,175
1,180	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	1,316,089
	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
1,000	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	1,107,530
1,000	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	1,102,280
550	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA Insured	8/15 at 100.00	AAA	607,035
1,000	Niagara Falls, Niagara County, New York, General Obligation Public Improvement Bonds, Series 1994,	No Opt. Call	AAA	1,275,850
	7.500%, 3/01/13 - MBIA Insured
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding Bonds,	6/12 at 100.00	Aaa	1,085,100
	Series 2002, 5.125%, 6/15/18 - FSA Insured
1,125	Suffolk County, New York, General Obligation Bonds, Series 2004B, 5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	1,231,661
415	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series	No Opt. Call	Aaa	464,339
	2005, 5.000%, 10/01/14 - FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 (DD, settling 7/01/05) -	8/15 at 100.00	AAA	1,687,184
	MBIA Insured

	Tax Obligation/Limited - 47.8% (32.3% of Total Investments)
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/12 at 100.00	AAA	851,528
	School District, Series 2003, 5.750%, 5/01/19 - FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	575,610
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	1,515,956
	5.500%, 7/01/18 - MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
1,500	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	1,807,365
1,500	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	1,671,105
2,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	2,114,220
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	2,724,425
	11/15/25 - FSA Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,000	5.000%, 11/15/18 - AMBAC Insured	No Opt. Call	AAA	1,092,850
580	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	610,462
580	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	607,939
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2003C:
1,000	5.250%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	1,095,160
2,345	5.250%, 8/01/21 - AMBAC Insured	8/12 at 100.00	AAA	2,568,150
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	1,627,500
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	1,103,760
	2003E, 5.250%, 2/01/22 - MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	1,082,230
	2004C, 5.000%, 2/01/19 - XLCA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	534,140
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	762,029
	5.250%, 7/01/24 - CIFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D:
495	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	548,683
910	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	1,012,047
145	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	156,311
	Improvements, Series 2000D, 5.250%, 8/15/30 - FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2,	7/14 at 100.00	AAA	1,313,588
	5.000%, 7/01/20 - FGIC Insured
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,703,910
	4/01/16 - FSA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,
	Series 2002D:
4,300	5.250%, 10/01/23 - MBIA Insured	10/12 at 100.00	AAA	4,723,206
875	5.000%, 10/01/30 - MBIA Insured	10/12 at 100.00	AAA	926,459
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
545	5.375%, 4/01/17 - AMBAC Insured	4/12 at 100.00	AAA	605,778
600	5.375%, 4/01/18 - AMBAC Insured	4/12 at 100.00	AAA	666,912
1,000	5.000%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	1,071,440
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
1,500	5.250%, 4/01/17 - FSA Insured	4/12 at 100.00	AAA	1,656,105
1,000	5.250%, 4/01/18 - FSA Insured	4/12 at 100.00	AAA	1,104,070
1,250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	1,381,250
	2003A, 5.250%, 4/01/23 - MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
1,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,085,100
1,000	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	AAA	1,074,320
1,775	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	1,984,042
	4/01/12 - AMBAC Insured
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,	9/14 at 100.00	AAA	806,355
	3/15/24 - AMBAC Insured
1,260	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	1,376,915
	3/15/20 (WI, settling 7/14/05) - FSA Insured
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A,	No Opt. Call	AAA	2,134,099
	5.250%, 1/01/14 - FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/15 at 100.00	AAA	369,443
	School Facility, Series 2005, 5.000%, 6/15/28 - FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	No Opt. Call	AAA	1,186,170
	5.500%, 7/01/18 - FSA Insured
810	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	905,183
	7/01/35 - MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	540,675
920	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	993,352
680	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	735,318
3,840	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	4,146,163
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,627,095
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
1,500	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	1,650,195
3,800	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	4,153,286

	Transportation - 10.0% (6.8% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002A:
500	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	564,310
1,750	5.000%, 11/15/25 - FGIC Insured	11/12 at 100.00	AAA	1,868,108
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	2,134,980
	2002E, 5.000%, 11/15/25 - MBIA Insured
1,020	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AAA	1,098,234
	5.000%, 11/15/33 - AMBAC Insured
1,300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,400,854
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured
1,250	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC	1/15 at 100.00	AAA	1,342,388
	Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	539,680
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series	6/15 at 101.00	AAA	1,077,280
	2005, 5.000%, 12/01/28 (DD, settling 7/01/05) - XLCA Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	928,762
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,529,724

	U.S. Guaranteed *** - 8.8% (6.0% of Total Investments)
	Longwood Central School District, Suffolk County, New York, Series 2000:
500	5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	576,590
500	5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	576,590
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%,	10/15 at 100.00	AAA	1,655,925
	4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%,	10/14 at 100.00	AAA	560,285
	4/01/29 (Pre-refunded to 10/01/14) - FSA Insured
1,000	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/19	3/10 at 100.00	AAA	1,131,720
	(Pre-refunded to 3/01/10) - FSA Insured
340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	391,323
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,228,340
	2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,295,880
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series	No Opt. Call	AAA	2,453,781
	1994, 8.500%, 11/01/08 (Alternative Minimum Tax) - MBIA Insured

	Utilities - 8.3% (5.6% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
5,050	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	5,337,244
1,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,066,080
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	526,930
625	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	676,531
2,280	New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities Revenue	11/05 at 100.50	AAA	2,355,445
	Bonds, Brooklyn Union Gas Company, Series 1989A, 6.750%, 2/01/24 (Alternative Minimum Tax) -
	MBIA Insured
1,065	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC	7/15 at 100.00	AAA	1,150,722
	Insured

	Water and Sewer - 10.1% (6.8% of Total Investments)
1,830	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.250%, 8/01/36 -	8/11 at 101.00	AAA	1,988,405
	MBIA Insured
1,940	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	2,097,198
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	2,136,100
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured
1,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	1,953,630
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured
1,170	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,278,787
	Fiscal Series 2001A, 5.500%, 6/15/33 - MBIA Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	1,078,310
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,888,265
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
1,000	Suffolk County Water Authority, New York, Water System Revenue Refunding Bonds, Series 1993,	No Opt. Call	AAA	1,110,520
	5.100%, 6/01/12 - MBIA Insured

$ 182,125	Total Long-Term Investments (cost $186,121,227) - 147.9%			198,391,124

	Other Assets Less Liabilities - 0.5%			791,349

	Preferred Shares, at Liquidation Value - (48.4)%			(65,000,000)

	Net Assets Applicable to Common Shares - 100%			$134,182,473

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At June 30, 2005, the cost of investments was $186,064,317.

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation			$12,365,795
	Depreciation			(38,988)

	Net unrealized appreciation of investments			$12,326,807

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.